Stockholders' Equity (Details) - USD ($)		1 Months Ended					9 Months Ended		12 Months Ended
	Mar. 10, 2014	Feb. 27, 2012	Dec. 31, 2011	Jun. 30, 2011	Aug. 31, 2007	May. 31, 2006	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012	May. 07, 2014	May. 06, 2014	Mar. 07, 2014	Aug. 31, 2011	Jun. 30, 2010	Feb. 28, 2010	Sep. 30, 2007	Jul. 31, 2004
Stockholders Equity Note Disclosure [Line Items]
IPO price, per share		$ 104
Conversion of preferred stock warrants to purchase common stock		2,563
Common Stock, shares authorized							240,000,000		240,000,000	490,000,000		240,000,000	490,000,000	490,000,000
Preferred stock, shares authorized												10,000,000		10,000,000
Change in value of warrants recognized as research and development expense							$ 7,469,000	$ 11,579,000	$ 14,156,000	$ 16,401,000	$ 19,155,000
Convertible Subordinated Note [Member]
Stockholders Equity Note Disclosure [Line Items]
Conversion of Convertible Securities, shares		137,321
Series F Convertible Preferred Stock Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock																		96,153
Exercise price of warrants issued																		$ 156.00
Estimated fair value of warrants		$ 6,301,000
Estimated fair value of warrants, risk free rate		0.40%
Estimated fair value of warrants, volatility rate		89.00%
Estimated fair value of warrants, expected term		3 years 6 months
Estimated fair value of warrants, dividend yield rate		0.00%
Non-Modified F Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock															28,657
Modified F Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock															67,496
Series G Convertible Preferred Stock Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock																128,205
Exercise price of warrants issued																$ 156.00
Estimated fair value of warrants		$ 10,633,000
Estimated fair value of warrants, risk free rate		1.64%
Estimated fair value of warrants, volatility rate		73.00%
Estimated fair value of warrants, expected term		8 years 3 months 18 days
Estimated fair value of warrants, dividend yield rate		0.00%
Noble Agreement Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock						16,667
Exercise price of warrants issued						$ 240.00
Estimated fair value of warrants									$ 0
Estimated fair value of warrants, risk free rate									0.94%
Estimated fair value of warrants, volatility rate									69.40%
Estimated fair value of warrants, expected term									2 years 8 months 19 days
Estimated fair value of warrants, dividend yield rate									0.00%
Warrant issued, number of shares vesting in equal installments				4,167		4,167
Warrant issued, earliest exercisable period				5 years		2 years
Change in value of warrants recognized as research and development expense							$ 624,400		$ 624,000
Warrant issued, vested							16,667		12,499
Warrant issued, expiration date				May 18, 2017
Noble Agreement Warrants [Member] | Period 1 [Member]
Stockholders Equity Note Disclosure [Line Items]
Class of warrant or right number of shares vesting in equal installments, date				May 19, 2013		May 19, 2009
Noble Agreement Warrants [Member] | Period 2 [Member]
Stockholders Equity Note Disclosure [Line Items]
Class of warrant or right number of shares vesting in equal installments, date				May 19, 2015		May 19, 2011
Noble Agreement Warrants [Member] | Period 3 [Member]
Stockholders Equity Note Disclosure [Line Items]
Class of warrant or right number of shares vesting in equal installments, date						May 19, 2013
Noble Agreement Warrants [Member] | Period 4 [Member]
Stockholders Equity Note Disclosure [Line Items]
Class of warrant or right number of shares vesting in equal installments, date						May 19, 2015
Texas A and M University System Agreement Warrants [Member] | Sponsored Research and Intellectual Property Rights Agreement [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock					8,333
Exercise price of warrants issued					$ 240.00
Estimated fair value of warrants							$ 0		$ 0
Estimated fair value of warrants, risk free rate							0.78%		0.94%
Estimated fair value of warrants, volatility rate							70.55%		69.40%
Estimated fair value of warrants, expected term							2 years 2 months 26 days		2 years 11 months 26 days
Estimated fair value of warrants, dividend yield rate							0.00%		0.00%
Change in value of warrants recognized as research and development expense							$ 0		$ 0
Warrant issued, expiration date					Aug. 28, 2017
Texas A and M University System Agreement Warrants [Member] | Ip Rights Agreement [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock			8,333
Exercise price of warrants issued			$ 114.40
Estimated fair value of warrants							$ 9,600		$ 20,400
Estimated fair value of warrants, risk free rate							2.12%		2.35%
Estimated fair value of warrants, volatility rate							89.20%		86.30%
Estimated fair value of warrants, expected term							11 years 3 months 25 days		12 years 22 days
Estimated fair value of warrants, dividend yield rate							0.00%		0.00%
Change in value of warrants recognized as research and development expense							$ 4,200		$ 11,000
Warrant issued, expiration date			Sep. 24, 2026
2014 Public Offering Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock	60,000
Exercise price of warrants issued	$ 12.00
Estimated fair value of warrants	$ 305,000
Estimated fair value of warrants, risk free rate	1.64%
Estimated fair value of warrants, volatility rate	84.20%
Estimated fair value of warrants, expected term	5 years
Estimated fair value of warrants, dividend yield rate	0.00%
Warrant issued, date from which warrants are exercisable	Mar. 04, 2015
Warrant issued, expiration date	Mar. 04, 2019
Convertible Preferred Stock [Member]
Stockholders Equity Note Disclosure [Line Items]
Conversion of Convertible Securities, shares		1,919,152
Series E Preferred Stock [Member] | Borrowing and Loan Agreements Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
IPO price, per share		$ 156.00
Conversion of preferred stock warrants to purchase common stock		769
Warrant issued to purchase stock																			2,307
Estimated fair value of warrants		$ 68,000
Estimated fair value of warrants, risk free rate		1.35%
Estimated fair value of warrants, volatility rate		81.00%
Estimated fair value of warrants, dividend yield rate		0.00%
Series E Preferred Stock [Member] | Borrowing and Loan Agreements Warrants [Member] | Minimum [Member]
Stockholders Equity Note Disclosure [Line Items]
Estimated fair value of warrants, expected term		7 years 11 months 16 days
Series E Preferred Stock [Member] | Borrowing and Loan Agreements Warrants [Member] | Maximum [Member]
Stockholders Equity Note Disclosure [Line Items]
Estimated fair value of warrants, expected term		8 years 4 days
Series F Preferred Stock [Member] | Borrowing and Loan Agreements Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
IPO price, per share		$ 156
Conversion of preferred stock warrants to purchase common stock		1,794
Warrant issued to purchase stock																	5,384
Estimated fair value of warrants		$ 158,000